Earnout and Royalty Obligations	12 Months Ended
Dec. 31, 2021
Earnout And Royalty Obligations
Earnout and Royalty Obligations

Note 4 – Earnout and Royalty Obligations

DisperSolar LLC (Related Party)

On April 7, 2017 (as amended on December 6, 2018), the Company and DisperSolar LLC (the “Seller”), a California limited liability company, entered into a Patent Purchase Agreement (the “Agreement”) pursuant to which the Company acquired certain patents (intellectual property) of the Seller. The Seller developed the patents for harvesting, transmission, spectral modification and delivery of sunlight to shaded areas of plants. Per the Agreement, the Company was obligated to pay milestone payments, earnout payments, and royalties.

As of December 31, 2020, the remaining purchase obligation was $100,000. During the year ended December 31, 2021, the Company paid $100,000 of remaining purchase obligation leaving no balance remaining at December 31, 2021.

Earnout Payments

The Company is obligated to pay total earnout payments of $800,000 payable on the on-going basis at a rate of 50% of gross margin and/or license revenue from the date of the first commercial sale of a covered product or the first receipt by Purchaser of license revenue, until the aggregate combined gross margin and license revenue reach $1.6 million.

Royalties

The Company will pay to Seller royalties as follows:

(i)	Following the recognition by the Company of the first $1.6 million in aggregate combined gross margin and license revenue, and until the Company pays to Seller an aggregate amount in royalties of $30 million, the Company shall pay to Seller royalties on sales of covered products at a rate of 8% of gross margin.

(ii)	Once Purchaser has paid to Seller an aggregate amount in royalties of $30 million, the Company shall pay to Seller royalties on sales of covered products at a rate of 4.75% of gross margin until the earlier of (x) such time as covered products are not covered by any claims of any assigned patent, and (y) the date of the consummation of a Strategic Transaction.

As of December 31, 2021 and December 31, 2020, the Company recorded no earnout or royalties payment obligations as no gross margin was realized.

Strategic Transaction

The Company will pay to Seller 7.6% of all license consideration received by the Company until the date of the consummation of a Strategic Transaction. “Strategic Transaction” means a transaction or a series of related transactions that results in an acquisition of the Company by a third party, including by way of merger, purchase of capital stock or purchase of assets or change of control or otherwise.

Strategic Transaction Consideration. “Strategic Transaction Consideration” means any cash consideration and the fair market value of any non-cash consideration paid to the Company by any acquirer as consideration for the Strategic Transaction, less the costs and expenses incurred by Purchaser for the purpose of consummating the Strategic Transaction. The Company will pay to Seller a percentage of all license consideration received by Purchaser as follows:

(i)	3.8% of the first $50 million of the Strategic Transaction Consideration;
(ii)	5.7% of the next $100 million of the Strategic Transaction Consideration (i.e. over $50 million and up to $150 million);
(iii)	7.6% of Strategic Transaction Consideration over $150 million.

Inventor Royalty (Related Party)

On July 5, 2019, the Company and Nicholas Booth (“Mr. Booth”) entered into a Royalty Agreement. Mr. Booth is a member of Dispersolar, LLC and a named inventor of the acquired patents from Dispersolar, LLC discussed above. Effective July 1, 2021, Mr. Booth was employed by the Company as its Chief Technology Officer.

The Company will pay Mr. Booth a percentage of all License Consideration received by the Company as follows:

(a) Once the Company has paid to DisperSolar an aggregate amount in royalties of $30 million under the Agreement, the Company will pay to Booth a percentage of all royalties on sales of Covered Products at a rate of 0.25% of Gross Margin until the earlier of (x) such time as Covered Products are not covered by any claims of any Assigned Patent, and (y) the date of the consummation of a Strategic Transaction.

(b) Opti-Harvest will pay to Booth a percentage of all License Consideration received by Purchaser on the same terms as payable by the Company to DisperSolar under the Agreement, except that the percentages of License Consideration due to Booth shall be as follows:

(a)	0.4% of all License Consideration received by Opti-Harvest until the date of consummation of a Strategic Transaction;
(b)	0.2% of the first $50 million of the Strategic Transaction Consideration;
(c)	0.3% of the next $100 million of the Strategic Transaction Consideration (i.e. over $50 million and up to $150 million); and
(d)	0.4% of Strategic Transaction Consideration over $150 million.

As of December 31, 2021 and December 31, 2020, no amounts were due for earnouts or royalties.

Both Yosepha Shahak Ravid and Nicholas Booth are members of the Seller, and are named inventors of the acquired patents from the Seller, discussed above. Effective July 1, 2021, Ms. Shahak Ravid, our Chief Science Officer, and Mr. Booth, our Chief Technology Officer, were employed by the Company.